Business combinations - Cash outflow related to the acquisition of Skillaz (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 25, 2020
Disclosure of detailed information about business combination [line items]
Consideration transferred			₽ (3,100,000)
Skillaz
Disclosure of detailed information about business combination [line items]
Consideration transferred	₽ (622,732)	₽ (622,732)
Cash acquired	66,524
Net cash outflow on acquisition	₽ (556,208)
Zarplata
Disclosure of detailed information about business combination [line items]
Consideration transferred				₽ (3,100,000)